Commitments, contingencies and legal proceedings	12 Months Ended
Dec. 31, 2020
Commitments, contingencies and legal proceedings
Commitments, contingencies and legal proceedings

30. Commitments, contingencies and legal proceedings

Contractual obligations

Payments due for contractual obligations as of December 31, 2020, by due date:

EURm	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Purchase obligations(1)	2 780	159	109	4	3 052

(1)   Includes inventory purchase obligations, service agreements and outsourcing arrangements.

Additionally, the Group has committed lease contracts that have not yet commenced as of December 31, 2020. The future lease payments for these non-cancellable lease contracts are EUR 4 million within one year, EUR 71 million within two to five years and EUR 106 million thereafter

Guarantees and other contingent commitments

EURm	2020	2019
Contingent liabilities on behalf of Group companies
Guarantees issued by financial institutions
Commercial guarantees(1)	1 107	1 190
Non-commercial guarantees	450	531
Corporate guarantees(2)
Commercial guarantees(1)	453	969
Non-commercial guarantees	53	54
Financing commitments
Customer finance commitments(3)	180	303
Venture fund commitments(4)	189	244
Other contingent liabilities and financing commitments(5)
Other guarantees and financing commitments	11	15

(1)   In commercial guarantees, the Group reports guarantees that are issued in the normal course of business to the Group’s customers for the performance of the Group’s obligations under supply agreements, including tender bonds, performance bonds and warranty bonds.

(2)   In corporate guarantees, the Group reports guarantees with primary obligation that have been issued to the Group’s customers and other third parties.

(3)   Customer finance commitments are available under loan facilities negotiated with customers. Availability of the facility is dependent upon the borrower’s continuing compliance with the agreed financial and operational covenants, and compliance with other administrative terms of the facility. The loan facilities are primarily available to fund capital expenditure relating to purchases of network infrastructure equipment and services. Refer to Note 36, Financial risk management.

(4)   As a limited partner in NGP Capital and certain other funds making technology-related investments, the Group is committed to capital contributions and entitled to cash distributions according to the respective partnership agreements and underlying fund activities.

(5)   Other contingent liabilities and financing commitments exclude committed lease contracts that have not yet commenced and purchase obligations.

The amounts in the table above represent the maximum principal amount of commitments and contingencies, and these amounts do not reflect management’s expected outcomes.

Legal matters

A number of Group companies are and will likely continue to be subject to various legal proceedings and investigations that arise from time to time, including proceedings regarding intellectual property, product liability, sales and marketing practices, commercial disputes, employment and wrongful discharge, antitrust, securities, health and safety, environmental, tax, international trade, privacy matters and compliance. As a result, the Group may incur substantial costs that may not be covered by insurance and could affect business and reputation. While management does not expect any of the legal proceedings it is currently aware of to have a material adverse effect on the Group’s financial position, litigation is inherently unpredictable and the Group may in the future incur judgments or enter into settlements that could have a material adverse effect on its profitability and cash flows.

Litigation and proceedings

Mass labor litigation in Brazil

The Group is defending against a number of labor claims in various Brazilian labor courts. Plaintiffs are former employees whose contracts were terminated after the Group exited from certain managed services contracts. The claims mainly relate to payments made under, or in connection with, the terminated labor contracts. The Group has closed the majority of the court cases through settlement or judgment.

Asbestos litigation in the United States

The Group is defending approximately 300 asbestos-related matters, at various stages of litigation. The claims are based on premises liability, products liability, and contractor liability. The claims also involve plaintiffs allegedly diagnosed with various diseases, including but not limited to asbestosis, lung cancer, and mesothelioma.

Securities Class Action

A litigation was filed on April 19, 2019, against the Group and certain executives in the United States relating to allegations of the Group making false and misleading statements and omissions concerning its progress of integration of Alcatel-Lucent, including compliance practices identified during the integration process and disclosed in the Group’s Annual Report on Form 20-F filed on March 21, 2019. The complaint was subsequently amended to include allegations of the Group making false and misleading statements and omissions concerning the Group’s readiness for the transition to fifth generation wireless technology.

Intellectual property rights litigation

Daimler litigations

In March 2019, the Group commenced patent infringement proceedings against Daimler in Germany. The Group has asserted ten Nokia patents relevant to the 3G and 4G cellular standards in three German regional courts against Daimler’s connected cars. Two Nokia patents have been held to be infringed by Daimler and injunctions granted. The Group has not sought to enforce either of these injunctions and the litigations, including appeals, remain ongoing. In November 2020, one of the cases was stayed pending a referral to the Court of Justice of the European Union on questions relating to standard essential patent litigation.

Continental US litigation

In May 2019, Continental Automotive Systems filed a lawsuit in the United States against the Group and three other defendants relating to an alleged breach of FRAND obligations and a refusal to license component suppliers. In September 2020, all antitrust and state law claims were dismissed in a district court in favour of the Group and other defendants. Continental has filed a notice of appeal.

Lenovo

In September and October 2019, the Group commenced patent infringement proceedings against Lenovo in Germany, India and the United States, with additional proceedings filed in the US International Trade Commission (USITC) and Brazil in July 2020. Across these actions, there are 19 Nokia patents in suit, covering video coding technologies used in Lenovo’s laptop, PC and tablet products. In September 2020, a district court in the United States issued an order staying all deadlines until the determination of the USITC investigation becomes final. In September 2020, a regional court in Germany ruled that Lenovo was infringing one of Nokia’s standard essential patents and issued an injunction. In October 2020, Nokia enforced the injunction against Lenovo. A higher regional court in Germany stayed that enforcement pending the outcome of the appeal. In December 2020, Lenovo filed an action in the United States against the Group asserting various claims alleging breach of RAND obligations and seeking that these patents be declared unenforceable.